Filed Pursuant to Rule 497(e)

Ambassador Funds

Ambassador Money Market Fund

Registration File No. 333-36796

AMBASSADOR FUNDS

AMBASSADOR MONEY MARKET FUND

SUPPLEMENT DATED JULY 31, 2010

to

PROSPECTUS DATED NOVEMBER 23, 2009 and

STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 23, 2009

Effective August 1, 2010 the Custodian for the Fund is U.S. Bank N.A. and the Transfer Agent is U.S. Bancorp Fund Services, LLC.

The Prospectus section “HOW TO BUY SHARES” page 10, item 3 is replaced with the following:

3.

Trades may be placed via phone, fax, website or mail:

Phone Number – (800) 992-0444

Fax number – (414) 773-6933 (A call to (800) 992-0444 to confirm receipt of fax and to obtain a reference number is required.)

Website – www.ambassador-capital.com

•

Checks should be payable to “Ambassador Money Market Fund” and sent with your application (in the case of an initial investment) to:

By Mail--	By Overnight Delivery--
Ambassador Money Market Fund c/o US Bancorp Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Ambassador Money Market Fund c/o US Bancorp Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

Page 11, item 4, bullet point 3 is replaced with the following:

•

To send by federal funds wire, use the following information:

US Bank, N.A.

ABA # 075000022

For Credit to: US Bancorp Fund Services, LLC

Acct # 112-952-137

Ambassador Money Market Fund

Account Name [Shareholder’s Name/Account Registration]

Shareholder Account Number

Page 11, item 5, bullet point 3 is replaced with the following:

•

US Bancorp will initiate money movement

The Prospectus section “HOW TO REDEEM SHARES” page 13, item 1 is replaced with the following:

1.

Trades may be placed via phone, fax, website or mail:

Phone Number – (800) 992-0444

Fax number – (414) 773-6933 (A phone call to (800) 992-0444 to confirm receipt of fax and to obtain a reference number is required.)

Website – www.ambassador-capital.com

OR

       Write

•

Ambassador Money Market Fund

c/o US Bancorp Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

Continued………

The Prospectus section “SUMMARY OF BUSINESS CONTINUITY PLAN” page 14, item 1 is replaced with the following:

We are committed to ensuring seamless service and uninterrupted business coverage for all shareholders in the event of an unexpected business disruption.  Ambassador Funds, the Adviser, and the Administrator have adopted and regularly review a shared Business Continuity Plan designed to recover their critical business functions in the event of a severe business disruption.

Effective August 1, 2010, all shareholder data and records are housed and maintained by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“USBFS”), in Milwaukee, Wisconsin.  Prior to August 1, 2010, J.P. Morgan Investor Services Co was the Fund’s transfer agent and maintained the shareholders data and records accordingly.  Additionally, all Fund transactions (including purchases, redemptions and exchanges), effective August 1, 2010, are made exclusively through USBFS.

In the event of any disruptive occurrence that would adversely affect USBFS’s primary facilities, USBFS has developed a comprehensive business continuity plan that is designed to ensure that USBFS can continue to carry out its obligations on behalf of Ambassador Funds and fund shareholders.

The Statement of Additional Information section “TRANSFER AGENT” page 14, is replaced with the following:

Transfer Agent

The Fund has entered into a Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC (“USBFS”).  Pursuant to this agreement, the Fund pays USBFS shareholder account fees, activity charges, service charges and various out-of-pocket expenses.  The Fund will pay USBFS at the annual rate of $14.00 per open shareholder account and $3.00 per closed shareholder account, with a minimum annual fee of $15,000.  USBFS’s responsibilities as Transfer Agent include receiving and processing orders and redemption requests, maintaining shareholder accounts and records, mailing reports to shareholders, preparing and filing Form 1099s with the U.S. Department of Treasury and other related services.  From June 8, 2008 through July 31, 2010, the Transfer Agent services were provided by J.P. Morgan Investor Services Co.

Section “CUSTODIAN” page 15, is replaced with the following:

Custodian

The Fund has entered into a Custody Agreement with U.S. Bank, N.A., whose address is 1555 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212, pursuant to which that bank was appointed as custodian (the “Custodian”) for the Fund’s portfolio securities.  Pursuant to this Custody Agreement, the Custodian will earn portfolio transaction fees, in addition to an annual fee based on 0.02% of the average daily market value with a minimum annual fee of $3,000.  The Custodian is responsible for the safekeeping of the Fund’s assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee and maintenance of bank accounts on behalf of the Fund.  From June 8, 2008 through July 31, 2010, the Custodian services were provided by J.P. Morgan Chase Bank, N.A.

Please keep this supplement for future reference